Changes Recognized in Other Comprehensive Income, Pension (Detail) - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014
Pension Benefits, U.S. Plans
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Net loss (gain) arising during the year	$ 41,398	$ 36,707
Amounts recognized as a component of net periodic benefit cost:
Amortization or curtailment recognition of prior service (cost)	(294)	(334)
Amortization or settlement recognition of net (loss)	(13,890)	(13,222)
Total recognized in other comprehensive loss (income)	27,214	23,151
Pension Benefits, Non-U.S. Plans
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost		384
Net loss (gain) arising during the year	(5,518)	(2,673)
Effect of exchange rates on amounts included in AOCI	(5,771)	(137)
Amounts recognized as a component of net periodic benefit cost:
Amortization or curtailment recognition of prior service (cost)	(39)	(19)
Amortization or settlement recognition of net (loss)	(2,004)	(2,492)
Total recognized in other comprehensive loss (income)	$ (13,332)	$ (4,937)